Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,732,000
Previously Paid Amount	0.00
Total Fee Amount	3,480.27
Total Offset Amount	0.00
Net Fee	3,480.27
Narrative - Max Aggregate Offering Price	$ 22,732,000
Final Prospectus	true